Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 5
Entity Central Index Key	0001090155
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
PGIM Jennison Diversified Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Diversified Growth Fund
Class Name	Class A
Trading Symbol	TBDAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Jennison Diversified Growth Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class A	$50	0.93%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.93%
Net Assets	$ 363,186,675
Holdings Count | Holding	84
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 363,186,675
Number of fund holdings	84
Portfolio turnover rate for the period	58%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 1/31/
2025
?

Industry Classification	% of Net Assets
Software	17.6%
Semiconductors & Semiconductor Equipment	16.2%
Interactive Media & Services	11.5%
Broadline Retail	8.0%
Technology Hardware, Storage & Peripherals	5.3%
Entertainment	5.3%
Financial Services	4.9%
Pharmaceuticals	4.3%
Automobiles	3.1%
Hotels, Restaurants & Leisure	3.1%
Specialty Retail	2.8%
Consumer Staples Distribution & Retail	2.7%
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	2.5%
Insurance	2.1%
Ground Transportation	1.5%
Industry Classification	% of Net Assets
Biotechnology	1.4%
IT Services	1.2%
Aerospace & Defense	0.8%
Machinery	0.8%
Media	0.7%
Health Care Equipment & Supplies	0.7%
Electric Utilities	0.7%
Communications Equipment	0.6%
Consumer Finance	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Others*	2.9%
101.7%
Liabilities in excess of other assets	(1.7)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Diversified Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Diversified Growth Fund
Class Name	Class C
Trading Symbol	TBDCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Jennison Diversified Growth Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class C	$106	1.98%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.98%
Net Assets	$ 363,186,675
Holdings Count | Holding	84
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 363,186,675
Number of fund holdings	84
Portfolio turnover rate for the period	58%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Industry Classification	% of Net Assets
Software	17.6%
Semiconductors & Semiconductor Equipment	16.2%
Interactive Media & Services	11.5%
Broadline Retail	8.0%
Technology Hardware, Storage & Peripherals	5.3%
Entertainment	5.3%
Financial Services	4.9%
Pharmaceuticals	4.3%
Automobiles	3.1%
Hotels, Restaurants & Leisure	3.1%
Specialty Retail	2.8%
Consumer Staples Distribution & Retail	2.7%
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	2.5%
Insurance	2.1%
Ground Transportation	1.5%
Industry Classification	% of Net Assets
Biotechnology	1.4%
IT Services	1.2%
Aerospace & Defense	0.8%
Machinery	0.8%
Media	0.7%
Health Care Equipment & Supplies	0.7%
Electric Utilities	0.7%
Communications Equipment	0.6%
Consumer Finance	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Others*	2.9%
101.7%
Liabilities in excess of other assets	(1.7)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Diversified Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Diversified Growth Fund
Class Name	Class Z
Trading Symbol	TBDZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Jennison Diversified Growth Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class Z	$45	0.84%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%
Net Assets	$ 363,186,675
Holdings Count | Holding	84
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 363,186,675
Number of fund holdings	84
Portfolio turnover rate for the period	58%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Industry Classification	% of Net Assets
Software	17.6%
Semiconductors & Semiconductor Equipment	16.2%
Interactive Media & Services	11.5%
Broadline Retail	8.0%
Technology Hardware, Storage & Peripherals	5.3%
Entertainment	5.3%
Financial Services	4.9%
Pharmaceuticals	4.3%
Automobiles	3.1%
Hotels, Restaurants & Leisure	3.1%
Specialty Retail	2.8%
Consumer Staples Distribution & Retail	2.7%
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	2.5%
Insurance	2.1%
Ground Transportation	1.5%
Industry Classification	% of Net Assets
Biotechnology	1.4%
IT Services	1.2%
Aerospace & Defense	0.8%
Machinery	0.8%
Media	0.7%
Health Care Equipment & Supplies	0.7%
Electric Utilities	0.7%
Communications Equipment	0.6%
Consumer Finance	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Others*	2.9%
101.7%
Liabilities in excess of other assets	(1.7)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Diversified Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Diversified Growth Fund
Class Name	Class R6
Trading Symbol	TBDQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Jennison Diversified Growth Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class R6	$32	0.60%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Net Assets	$ 363,186,675
Holdings Count | Holding	84
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 363,186,675
Number of fund holdings	84
Portfolio turnover rate for the period	58%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Industry Classification	% of Net Assets
Software	17.6%
Semiconductors & Semiconductor Equipment	16.2%
Interactive Media & Services	11.5%
Broadline Retail	8.0%
Technology Hardware, Storage & Peripherals	5.3%
Entertainment	5.3%
Financial Services	4.9%
Pharmaceuticals	4.3%
Automobiles	3.1%
Hotels, Restaurants & Leisure	3.1%
Specialty Retail	2.8%
Consumer Staples Distribution & Retail	2.7%
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	2.5%
Insurance	2.1%
Ground Transportation	1.5%
Industry Classification	% of Net Assets
Biotechnology	1.4%
IT Services	1.2%
Aerospace & Defense	0.8%
Machinery	0.8%
Media	0.7%
Health Care Equipment & Supplies	0.7%
Electric Utilities	0.7%
Communications Equipment	0.6%
Consumer Finance	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Others*	2.9%
101.7%
Liabilities in excess of other assets	(1.7)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Rising Dividend Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Rising Dividend Fund
Class Name	Class A
Trading Symbol	PJDAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Jennison Rising Dividend Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class A	$65	1.24%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.24%
Net Assets	$ 69,392,716
Holdings Count | Holding	62
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 69,392,716
Number of fund holdings	62
Portfolio turnover rate for the period	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Industry Classification	% of Net Assets
Banks	8.2%
Pharmaceuticals	5.8%
Oil, Gas & Consumable Fuels	5.6%
Electric Utilities	5.1%
Biotechnology	4.5%
Machinery	4.5%
Interactive Media & Services	4.2%
Capital Markets	4.1%
Specialty Retail	3.9%
Diversified Telecommunication Services	3.6%
Technology Hardware, Storage & Peripherals	3.5%
Multi-Utilities	3.3%
Hotels, Restaurants & Leisure	3.3%
Electrical Equipment	3.3%
IT Services	3.3%
Insurance	3.1%
Software	3.0%
Industrial Conglomerates	2.8%
Aerospace & Defense	2.8%
Consumer Staples Distribution & Retail	2.5%
Semiconductors & Semiconductor Equipment	2.5%
Financial Services	2.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	2.0%
Ground Transportation	1.9%
Building Products	1.8%
Independent Power & Renewable Electricity Producers	1.5%
Residential REITs	1.4%
Chemicals	1.3%
Personal Care Products	1.2%
Leisure Products	1.2%
Health Care Equipment & Supplies	1.1%
Diversified Consumer Services	1.1%
Health Care Providers & Services	0.5%
Beverages	0.5%
Others*	0.4%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Rising Dividend Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Rising Dividend Fund
Class Name	Class C
Trading Symbol	PJDCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Jennison Rising Dividend Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class C	$105	1.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.99%
Net Assets	$ 69,392,716
Holdings Count | Holding	62
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 69,392,716
Number of fund holdings	62
Portfolio turnover rate for the period	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Industry Classification	% of Net Assets
Banks	8.2%
Pharmaceuticals	5.8%
Oil, Gas & Consumable Fuels	5.6%
Electric Utilities	5.1%
Biotechnology	4.5%
Machinery	4.5%
Interactive Media & Services	4.2%
Capital Markets	4.1%
Specialty Retail	3.9%
Diversified Telecommunication Services	3.6%
Technology Hardware, Storage & Peripherals	3.5%
Multi-Utilities	3.3%
Hotels, Restaurants & Leisure	3.3%
Electrical Equipment	3.3%
IT Services	3.3%
Insurance	3.1%
Software	3.0%
Industrial Conglomerates	2.8%
Aerospace & Defense	2.8%
Consumer Staples Distribution & Retail	2.5%
Semiconductors & Semiconductor Equipment	2.5%
Financial Services	2.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	2.0%
Ground Transportation	1.9%
Building Products	1.8%
Independent Power & Renewable Electricity Producers	1.5%
Residential REITs	1.4%
Chemicals	1.3%
Personal Care Products	1.2%
Leisure Products	1.2%
Health Care Equipment & Supplies	1.1%
Diversified Consumer Services	1.1%
Health Care Providers & Services	0.5%
Beverages	0.5%
Others*	0.4%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Rising Dividend Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Rising Dividend Fund
Class Name	Class Z
Trading Symbol	PJDZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Jennison Rising Dividend Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class Z	$52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 69,392,716
Holdings Count | Holding	62
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 69,392,716
Number of fund holdings	62
Portfolio turnover rate for the period	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Industry Classification	% of Net Assets
Banks	8.2%
Pharmaceuticals	5.8%
Oil, Gas & Consumable Fuels	5.6%
Electric Utilities	5.1%
Biotechnology	4.5%
Machinery	4.5%
Interactive Media & Services	4.2%
Capital Markets	4.1%
Specialty Retail	3.9%
Diversified Telecommunication Services	3.6%
Technology Hardware, Storage & Peripherals	3.5%
Multi-Utilities	3.3%
Hotels, Restaurants & Leisure	3.3%
Electrical Equipment	3.3%
IT Services	3.3%
Insurance	3.1%
Software	3.0%
Industrial Conglomerates	2.8%
Aerospace & Defense	2.8%
Consumer Staples Distribution & Retail	2.5%
Semiconductors & Semiconductor Equipment	2.5%
Financial Services	2.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	2.0%
Ground Transportation	1.9%
Building Products	1.8%
Independent Power & Renewable Electricity Producers	1.5%
Residential REITs	1.4%
Chemicals	1.3%
Personal Care Products	1.2%
Leisure Products	1.2%
Health Care Equipment & Supplies	1.1%
Diversified Consumer Services	1.1%
Health Care Providers & Services	0.5%
Beverages	0.5%
Others*	0.4%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Rising Dividend Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Rising Dividend Fund
Class Name	Class R6
Trading Symbol	PJDQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Jennison Rising Dividend Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class R6	$52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 69,392,716
Holdings Count | Holding	62
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 69,392,716
Number of fund holdings	62
Portfolio turnover rate for the period	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Industry Classification	% of Net Assets
Banks	8.2%
Pharmaceuticals	5.8%
Oil, Gas & Consumable Fuels	5.6%
Electric Utilities	5.1%
Biotechnology	4.5%
Machinery	4.5%
Interactive Media & Services	4.2%
Capital Markets	4.1%
Specialty Retail	3.9%
Diversified Telecommunication Services	3.6%
Technology Hardware, Storage & Peripherals	3.5%
Multi-Utilities	3.3%
Hotels, Restaurants & Leisure	3.3%
Electrical Equipment	3.3%
IT Services	3.3%
Insurance	3.1%
Software	3.0%
Industrial Conglomerates	2.8%
Aerospace & Defense	2.8%
Consumer Staples Distribution & Retail	2.5%
Semiconductors & Semiconductor Equipment	2.5%
Financial Services	2.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	2.0%
Ground Transportation	1.9%
Building Products	1.8%
Independent Power & Renewable Electricity Producers	1.5%
Residential REITs	1.4%
Chemicals	1.3%
Personal Care Products	1.2%
Leisure Products	1.2%
Health Care Equipment & Supplies	1.1%
Diversified Consumer Services	1.1%
Health Care Providers & Services	0.5%
Beverages	0.5%
Others*	0.4%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Target Date Income Fund Class R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R1
Trading Symbol	PDADX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R1 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R1	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 26,153,580
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 26,153,580
Number of fund holdings	9
Portfolio turnover rate for the period	18%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	63.6%
Affiliated Mutual Funds - Domestic Equity	17.3%
Affiliated Mutual Funds - International Equity	11.5%
Affiliated Mutual Fund - Short-Term Investment	7.9%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM Target Date Income Fund Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R2
Trading Symbol	PDAEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R2	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 26,153,580
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 26,153,580
Number of fund holdings	9
Portfolio turnover rate for the period	18%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	63.6%
Affiliated Mutual Funds - Domestic Equity	17.3%
Affiliated Mutual Funds - International Equity	11.5%
Affiliated Mutual Fund - Short-Term Investment	7.9%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM Target Date Income Fund Class R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R3
Trading Symbol	PDAFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R3 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R3	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 26,153,580
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 26,153,580
Number of fund holdings	9
Portfolio turnover rate for the period	18%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	63.6%
Affiliated Mutual Funds - Domestic Equity	17.3%
Affiliated Mutual Funds - International Equity	11.5%
Affiliated Mutual Fund - Short-Term Investment	7.9%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM Target Date Income Fund Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R4
Trading Symbol	PDAGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R4	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 26,153,580
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 26,153,580
Number of fund holdings	9
Portfolio turnover rate for the period	18%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	63.6%
Affiliated Mutual Funds - Domestic Equity	17.3%
Affiliated Mutual Funds - International Equity	11.5%
Affiliated Mutual Fund - Short-Term Investment	7.9%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM Target Date Income Fund Class R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R5
Trading Symbol	PDAHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R5 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R5	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 26,153,580
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 26,153,580
Number of fund holdings	9
Portfolio turnover rate for the period	18%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	63.6%
Affiliated Mutual Funds - Domestic Equity	17.3%
Affiliated Mutual Funds - International Equity	11.5%
Affiliated Mutual Fund - Short-Term Investment	7.9%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM Target Date Income Fund Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R6
Trading Symbol	PDAJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 26,153,580
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 26,153,580
Number of fund holdings	9
Portfolio turnover rate for the period	18%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	63.6%
Affiliated Mutual Funds - Domestic Equity	17.3%
Affiliated Mutual Funds - International Equity	11.5%
Affiliated Mutual Fund - Short-Term Investment	7.9%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM Target Date 2020 Fund Class R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R1
Trading Symbol	PDDDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R1	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 34,073,638
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 34,073,638
Number of fund holdings	10
Portfolio turnover rate for the period	15%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	58.1%
Affiliated Mutual Funds - Domestic Equity	21.7%
Affiliated Mutual Funds - International Equity	13.1%
Affiliated Mutual Fund - Short-Term Investment	7.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM Target Date 2020 Fund Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R2
Trading Symbol	PDDEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R2	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 34,073,638
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 34,073,638
Number of fund holdings	10
Portfolio turnover rate for the period	15%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	58.1%
Affiliated Mutual Funds - Domestic Equity	21.7%
Affiliated Mutual Funds - International Equity	13.1%
Affiliated Mutual Fund - Short-Term Investment	7.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM Target Date 2020 Fund Class R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R3
Trading Symbol	PDDFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R3	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 34,073,638
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 34,073,638
Number of fund holdings	10
Portfolio turnover rate for the period	15%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	58.1%
Affiliated Mutual Funds - Domestic Equity	21.7%
Affiliated Mutual Funds - International Equity	13.1%
Affiliated Mutual Fund - Short-Term Investment	7.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM Target Date 2020 Fund Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R4
Trading Symbol	PDDGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R4	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 34,073,638
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 34,073,638
Number of fund holdings	10
Portfolio turnover rate for the period	15%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	58.1%
Affiliated Mutual Funds - Domestic Equity	21.7%
Affiliated Mutual Funds - International Equity	13.1%
Affiliated Mutual Fund - Short-Term Investment	7.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM Target Date 2020 Fund Class R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R5
Trading Symbol	PDDHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R5	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 34,073,638
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 34,073,638
Number of fund holdings	10
Portfolio turnover rate for the period	15%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	58.1%
Affiliated Mutual Funds - Domestic Equity	21.7%
Affiliated Mutual Funds - International Equity	13.1%
Affiliated Mutual Fund - Short-Term Investment	7.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM Target Date 2020 Fund Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R6
Trading Symbol	PDDJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 34,073,638
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 34,073,638
Number of fund holdings	10
Portfolio turnover rate for the period	15%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	58.1%
Affiliated Mutual Funds - Domestic Equity	21.7%
Affiliated Mutual Funds - International Equity	13.1%
Affiliated Mutual Fund - Short-Term Investment	7.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM Target Date 2025 Fund Class R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R1
Trading Symbol	PDEDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R1	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 50,432,821
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 50,432,821
Number of fund holdings	10
Portfolio turnover rate for the period	16%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	53.9%
Affiliated Mutual Funds - Domestic Equity	26.1%
Affiliated Mutual Funds - International Equity	13.9%
Affiliated Mutual Fund - Short-Term Investment	6.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM Target Date 2025 Fund Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R2
Trading Symbol	PDEEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R2	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 50,432,821
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 50,432,821
Number of fund holdings	10
Portfolio turnover rate for the period	16%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	53.9%
Affiliated Mutual Funds - Domestic Equity	26.1%
Affiliated Mutual Funds - International Equity	13.9%
Affiliated Mutual Fund - Short-Term Investment	6.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM Target Date 2025 Fund Class R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R3
Trading Symbol	PDEFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R3	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Net Assets	$ 50,432,821
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 50,432,821
Number of fund holdings	10
Portfolio turnover rate for the period	16%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	53.9%
Affiliated Mutual Funds - Domestic Equity	26.1%
Affiliated Mutual Funds - International Equity	13.9%
Affiliated Mutual Fund - Short-Term Investment	6.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM Target Date 2025 Fund Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R4
Trading Symbol	PDEGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R4	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 50,432,821
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 50,432,821
Number of fund holdings	10
Portfolio turnover rate for the period	16%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	53.9%
Affiliated Mutual Funds - Domestic Equity	26.1%
Affiliated Mutual Funds - International Equity	13.9%
Affiliated Mutual Fund - Short-Term Investment	6.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM Target Date 2025 Fund Class R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R5
Trading Symbol	PDEHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R5	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 50,432,821
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 50,432,821
Number of fund holdings	10
Portfolio turnover rate for the period	16%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	53.9%
Affiliated Mutual Funds - Domestic Equity	26.1%
Affiliated Mutual Funds - International Equity	13.9%
Affiliated Mutual Fund - Short-Term Investment	6.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM Target Date 2025 Fund Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R6
Trading Symbol	PDEJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 50,432,821
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 50,432,821
Number of fund holdings	10
Portfolio turnover rate for the period	16%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	53.9%
Affiliated Mutual Funds - Domestic Equity	26.1%
Affiliated Mutual Funds - International Equity	13.9%
Affiliated Mutual Fund - Short-Term Investment	6.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM Target Date 2030 Fund - Class R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R1
Trading Symbol	PDFCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R1	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 58,442,920
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 58,442,920
Number of fund holdings	10
Portfolio turnover rate for the period	16%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	48.6%
Affiliated Mutual Funds - Domestic Equity	29.9%
Affiliated Mutual Funds - International Equity	15.9%
Affiliated Mutual Fund - Short-Term Investment	5.6%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PGIM Target Date 2030 Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R2
Trading Symbol	PDFEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R2	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 58,442,920
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 58,442,920
Number of fund holdings	10
Portfolio turnover rate for the period	16%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	48.6%
Affiliated Mutual Funds - Domestic Equity	29.9%
Affiliated Mutual Funds - International Equity	15.9%
Affiliated Mutual Fund - Short-Term Investment	5.6%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PGIM Target Date 2030 Fund - Class R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R3
Trading Symbol	PDFFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R3	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Net Assets	$ 58,442,920
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 58,442,920
Number of fund holdings	10
Portfolio turnover rate for the period	16%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	48.6%
Affiliated Mutual Funds - Domestic Equity	29.9%
Affiliated Mutual Funds - International Equity	15.9%
Affiliated Mutual Fund - Short-Term Investment	5.6%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PGIM Target Date 2030 Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R4
Trading Symbol	PDFGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R4	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 58,442,920
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 58,442,920
Number of fund holdings	10
Portfolio turnover rate for the period	16%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	48.6%
Affiliated Mutual Funds - Domestic Equity	29.9%
Affiliated Mutual Funds - International Equity	15.9%
Affiliated Mutual Fund - Short-Term Investment	5.6%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PGIM Target Date 2030 Fund - Class R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R5
Trading Symbol	PDFHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R5	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 58,442,920
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 58,442,920
Number of fund holdings	10
Portfolio turnover rate for the period	16%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	48.6%
Affiliated Mutual Funds - Domestic Equity	29.9%
Affiliated Mutual Funds - International Equity	15.9%
Affiliated Mutual Fund - Short-Term Investment	5.6%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PGIM Target Date 2030 Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R6
Trading Symbol	PDFJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 58,442,920
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 58,442,920
Number of fund holdings	10
Portfolio turnover rate for the period	16%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	48.6%
Affiliated Mutual Funds - Domestic Equity	29.9%
Affiliated Mutual Funds - International Equity	15.9%
Affiliated Mutual Fund - Short-Term Investment	5.6%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PGIM Target Date 2035 Fund - Class R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R1
Trading Symbol	PDGCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R1	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 46,965,362
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 46,965,362
Number of fund holdings	11
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.5%
Affiliated Mutual Funds - Fixed Income	36.1%
Affiliated Mutual Funds - International Equity	20.3%
Affiliated Mutual Fund - Short-Term Investment	4.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM Target Date 2035 Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R2
Trading Symbol	PDGEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R2	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 46,965,362
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 46,965,362
Number of fund holdings	11
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.5%
Affiliated Mutual Funds - Fixed Income	36.1%
Affiliated Mutual Funds - International Equity	20.3%
Affiliated Mutual Fund - Short-Term Investment	4.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM Target Date 2035 Fund - Class R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R3
Trading Symbol	PDGFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R3	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Net Assets	$ 46,965,362
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 46,965,362
Number of fund holdings	11
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.5%
Affiliated Mutual Funds - Fixed Income	36.1%
Affiliated Mutual Funds - International Equity	20.3%
Affiliated Mutual Fund - Short-Term Investment	4.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM Target Date 2035 Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R4
Trading Symbol	PDGGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R4	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 46,965,362
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 46,965,362
Number of fund holdings	11
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.5%
Affiliated Mutual Funds - Fixed Income	36.1%
Affiliated Mutual Funds - International Equity	20.3%
Affiliated Mutual Fund - Short-Term Investment	4.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM Target Date 2035 Fund - Class R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R5
Trading Symbol	PDGHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R5	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 46,965,362
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 46,965,362
Number of fund holdings	11
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.5%
Affiliated Mutual Funds - Fixed Income	36.1%
Affiliated Mutual Funds - International Equity	20.3%
Affiliated Mutual Fund - Short-Term Investment	4.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM Target Date 2035 Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R6
Trading Symbol	PDGJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 46,965,362
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 46,965,362
Number of fund holdings	11
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.5%
Affiliated Mutual Funds - Fixed Income	36.1%
Affiliated Mutual Funds - International Equity	20.3%
Affiliated Mutual Fund - Short-Term Investment	4.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM Target Date 2040 Fund - Class R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R1
Trading Symbol	PDHDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R1	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 43,013,007
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 43,013,007
Number of fund holdings	11
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	46.1%
Affiliated Mutual Funds - Fixed Income	27.1%
Affiliated Mutual Funds - International Equity	24.7%
Affiliated Mutual Fund - Short-Term Investment	2.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Target Date 2040 Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R2
Trading Symbol	PDHEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R2	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 43,013,007
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 43,013,007
Number of fund holdings	11
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	46.1%
Affiliated Mutual Funds - Fixed Income	27.1%
Affiliated Mutual Funds - International Equity	24.7%
Affiliated Mutual Fund - Short-Term Investment	2.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Target Date 2040 Fund - Class R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R3
Trading Symbol	PDHFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R3	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Net Assets	$ 43,013,007
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 43,013,007
Number of fund holdings	11
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	46.1%
Affiliated Mutual Funds - Fixed Income	27.1%
Affiliated Mutual Funds - International Equity	24.7%
Affiliated Mutual Fund - Short-Term Investment	2.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Target Date 2040 Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R4
Trading Symbol	PDHGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R4	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 43,013,007
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 43,013,007
Number of fund holdings	11
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	46.1%
Affiliated Mutual Funds - Fixed Income	27.1%
Affiliated Mutual Funds - International Equity	24.7%
Affiliated Mutual Fund - Short-Term Investment	2.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Target Date 2040 Fund - Class R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R5
Trading Symbol	PDHHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R5	$1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
Net Assets	$ 43,013,007
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 43,013,007
Number of fund holdings	11
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	46.1%
Affiliated Mutual Funds - Fixed Income	27.1%
Affiliated Mutual Funds - International Equity	24.7%
Affiliated Mutual Fund - Short-Term Investment	2.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Target Date 2040 Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R6
Trading Symbol	PDHJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 43,013,007
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 43,013,007
Number of fund holdings	11
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	46.1%
Affiliated Mutual Funds - Fixed Income	27.1%
Affiliated Mutual Funds - International Equity	24.7%
Affiliated Mutual Fund - Short-Term Investment	2.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Target Date 2045 Fund - Class R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R1
Trading Symbol	PDIDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R1	$32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
Net Assets	$ 28,309,337
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 28,309,337
Number of fund holdings	11
Portfolio turnover rate for the period	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.1%
Affiliated Mutual Funds - International Equity	29.2%
Affiliated Mutual Funds - Fixed Income	20.6%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2045 Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R2
Trading Symbol	PDIEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE
LAST
SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R2	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 28,309,337
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 28,309,337
Number of fund holdings	11
Portfolio turnover rate for the period	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.1%
Affiliated Mutual Funds - International Equity	29.2%
Affiliated Mutual Funds - Fixed Income	20.6%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2045 Fund - Class R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R3
Trading Symbol	PDIKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R3	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Net Assets	$ 28,309,337
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 28,309,337
Number of fund holdings	11
Portfolio turnover rate for the period	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.1%
Affiliated Mutual Funds - International Equity	29.2%
Affiliated Mutual Funds - Fixed Income	20.6%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2045 Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R4
Trading Symbol	PDIGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R4	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 28,309,337
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 28,309,337
Number of fund holdings	11
Portfolio turnover rate for the period	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.1%
Affiliated Mutual Funds - International Equity	29.2%
Affiliated Mutual Funds - Fixed Income	20.6%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2045 Fund - Class R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R5
Trading Symbol	PDIHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R5	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 28,309,337
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 28,309,337
Number of fund holdings	11
Portfolio turnover rate for the period	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.1%
Affiliated Mutual Funds - International Equity	29.2%
Affiliated Mutual Funds - Fixed Income	20.6%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2045 Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R6
Trading Symbol	PDIJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 28,309,337
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 28,309,337
Number of fund holdings	11
Portfolio turnover rate for the period	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.1%
Affiliated Mutual Funds - International Equity	29.2%
Affiliated Mutual Funds - Fixed Income	20.6%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2050 Fund - Class R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R1
Trading Symbol	PDJDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R1	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 17,336,244
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 17,336,244
Number of fund holdings	11
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.2%
Affiliated Mutual Funds - International Equity	33.2%
Affiliated Mutual Funds - Fixed Income	14.5%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Target Date 2050 Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R2
Trading Symbol	PDJEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R2	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 17,336,244
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 17,336,244
Number of fund holdings	11
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.2%
Affiliated Mutual Funds - International Equity	33.2%
Affiliated Mutual Funds - Fixed Income	14.5%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Target Date 2050 Fund - Class R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R3
Trading Symbol	PDJFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R3	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 17,336,244
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 17,336,244
Number of fund holdings	11
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.2%
Affiliated Mutual Funds - International Equity	33.2%
Affiliated Mutual Funds - Fixed Income	14.5%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Target Date 2050 Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R4
Trading Symbol	PDJGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R4	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 17,336,244
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 17,336,244
Number of fund holdings	11
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.2%
Affiliated Mutual Funds - International Equity	33.2%
Affiliated Mutual Funds - Fixed Income	14.5%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Target Date 2050 Fund - Class R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R5
Trading Symbol	PDJHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R5	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 17,336,244
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 17,336,244
Number of fund holdings	11
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.2%
Affiliated Mutual Funds - International Equity	33.2%
Affiliated Mutual Funds - Fixed Income	14.5%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Target Date 2050 Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R6
Trading Symbol	PDJJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 17,336,244
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 17,336,244
Number of fund holdings	11
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.2%
Affiliated Mutual Funds - International Equity	33.2%
Affiliated Mutual Funds - Fixed Income	14.5%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Target Date 2055 Fund - Class R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R1
Trading Symbol	PDKDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R1	$31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 9,374,615
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 9,374,615
Number of fund holdings	10
Portfolio turnover rate for the period	22%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.5%
Affiliated Mutual Funds - International Equity	37.4%
Affiliated Mutual Funds - Fixed Income	8.0%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM Target Date 2055 Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R2
Trading Symbol	PDKEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R2	$18	0.34%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
Net Assets	$ 9,374,615
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 9,374,615
Number of fund holdings	10
Portfolio turnover rate for the period	22%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.5%
Affiliated Mutual Funds - International Equity	37.4%
Affiliated Mutual Funds - Fixed Income	8.0%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM Target Date 2055 Fund - Class R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R3
Trading Symbol	PDKFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R3	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 9,374,615
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 9,374,615
Number of fund holdings	10
Portfolio turnover rate for the period	22%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.5%
Affiliated Mutual Funds - International Equity	37.4%
Affiliated Mutual Funds - Fixed Income	8.0%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM Target Date 2055 Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R4
Trading Symbol	PDKGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R4	$5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 9,374,615
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 9,374,615
Number of fund holdings	10
Portfolio turnover rate for the period	22%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.5%
Affiliated Mutual Funds - International Equity	37.4%
Affiliated Mutual Funds - Fixed Income	8.0%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM Target Date 2055 Fund - Class R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R5
Trading Symbol	PDKHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R5	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 9,374,615
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 9,374,615
Number of fund holdings	10
Portfolio turnover rate for the period	22%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.5%
Affiliated Mutual Funds - International Equity	37.4%
Affiliated Mutual Funds - Fixed Income	8.0%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM Target Date 2055 Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R6
Trading Symbol	PDKJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 9,374,615
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 9,374,615
Number of fund holdings	10
Portfolio turnover rate for the period	22%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.5%
Affiliated Mutual Funds - International Equity	37.4%
Affiliated Mutual Funds - Fixed Income	8.0%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM Target Date 2060 Fund - Class R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R1
Trading Symbol	PDLDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R1	$31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 8,772,906
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 8,772,906
Number of fund holdings	9
Portfolio turnover rate for the period	32%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.0%
Affiliated Mutual Funds - International Equity	38.9%
Affiliated Mutual Funds - Fixed Income	7.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Target Date 2060 Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R2
Trading Symbol	PDLEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R2	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 8,772,906
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 8,772,906
Number of fund holdings	9
Portfolio turnover rate for the period	32%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.0%
Affiliated Mutual Funds - International Equity	38.9%
Affiliated Mutual Funds - Fixed Income	7.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Target Date 2060 Fund - Class R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R3
Trading Symbol	PDLFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R3	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 8,772,906
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 8,772,906
Number of fund holdings	9
Portfolio turnover rate for the period	32%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.0%
Affiliated Mutual Funds - International Equity	38.9%
Affiliated Mutual Funds - Fixed Income	7.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Target Date 2060 Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R4
Trading Symbol	PDLGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R4	$5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 8,772,906
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 8,772,906
Number of fund holdings	9
Portfolio turnover rate for the period	32%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.0%
Affiliated Mutual Funds - International Equity	38.9%
Affiliated Mutual Funds - Fixed Income	7.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Target Date 2060 Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R5
Trading Symbol	PDLHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R5	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 8,772,906
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 8,772,906
Number of fund holdings	9
Portfolio turnover rate for the period	32%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.0%
Affiliated Mutual Funds - International Equity	38.9%
Affiliated Mutual Funds - Fixed Income	7.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Target Date 2060 Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R6
Trading Symbol	PDLJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 8,772,906
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 8,772,906
Number of fund holdings	9
Portfolio turnover rate for the period	32%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.0%
Affiliated Mutual Funds - International Equity	38.9%
Affiliated Mutual Funds - Fixed Income	7.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Target Date 2065 Fund - Class R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R1
Trading Symbol	PDOAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R1	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 1,032,189
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 1,032,189
Number of fund holdings	9
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2065 Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R2
Trading Symbol	PDODX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R2	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 1,032,189
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 1,032,189
Number of fund holdings	9
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2065 Fund - Class R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R3
Trading Symbol	PDOEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R3	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 1,032,189
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 1,032,189
Number of fund holdings	9
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2065 Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R4
Trading Symbol	PDOFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R4	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 1,032,189
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 1,032,189
Number of fund holdings	9
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2065 Fund - Class R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R5
Trading Symbol	PDOGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R5	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,032,189
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 1,032,189
Number of fund holdings	9
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2065 Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R6
Trading Symbol	PDOHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,032,189
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 1,032,189
Number of fund holdings	9
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2070 Fund - Class R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2070 Fund
Class Name	Class R1
Trading Symbol	PDALX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of December 10, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R1	$9	0.60%
This report covers a period less than six months. Expenses for six months would be higher than the figures shown.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.60%
Net Assets	$ 59,994
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 59,994
Number of fund holdings	9
Portfolio turnover rate for the period	1%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Target Date 2070 Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2070 Fund
Class Name	Class R2
Trading Symbol	PDAMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of December 10, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R2	$5	0.34%
This report covers a period less than six months. Expenses for six months would be higher than the figures shown.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.34%
Net Assets	$ 59,994
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 59,994
Number of fund holdings	9
Portfolio turnover rate for the period	1%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Target Date 2070 Fund - Class R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2070 Fund
Class Name	Class R3
Trading Symbol	PDANX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of December 10, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R3	$3	0.19%
This report covers a period less than six months. Expenses for six months would be higher than the figures shown.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.19%
Net Assets	$ 59,994
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 59,994
Number of fund holdings	9
Portfolio turnover rate for the period	1%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Target Date 2070 Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2070 Fund
Class Name	Class R4
Trading Symbol	PDAOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of December 10, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R4	$1	0.09%
This report covers a period less than six months. Expenses for six months would be higher than the figures shown.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.09%
Net Assets	$ 59,994
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 59,994
Number of fund holdings	9
Portfolio turnover rate for the period	1%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Target Date 2070 Fund - Class R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2070 Fund
Class Name	Class R5
Trading Symbol	PDAQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of December 10, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R5	$0	0.00%
This report covers a period less than six months. Expenses for six months would be higher than the figures shown.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 59,994
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 59,994
Number of fund holdings	9
Portfolio turnover rate for the period	1%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Target Date 2070 Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2070 Fund
Class Name	Class R6
Trading Symbol	PDAUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of December 10, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R6	$0	0.00%
This report covers a period less than six months. Expenses for six months would
be higher than the figures shown.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 59,994
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 59,994
Number of fund holdings	9
Portfolio turnover rate for the period	1%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM 60/40 Allocation Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM 60/40 Allocation Fund
Class Name	Class R6
Trading Symbol	PALDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM 60/40 Allocation Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM 60/40 Allocation Fund—Class R6	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 114,681,501
Holdings Count | Holding	3
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?
Fund’s net assets	$ 114,681,501
Number of fund holdings	3
Portfolio turnover rate for the period	10%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	59.9%
Affiliated Mutual Funds - Fixed Income	40.0%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%